Financial instruments - Fair value and risk management - Derivative financial instruments designated in cash flow hedges (Details) - Cash Flow Hedges - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments designated as cash flow hedges	€ (51.1)	€ 1,396.3	€ 131.7
Foreign currency risk | Property, plant and equipment - aircraft additions
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments designated as cash flow hedges	269.6	337.5	170.1
Foreign currency risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments designated as cash flow hedges	(38.2)	105.6	(27.0)
Foreign currency risk | GBP currency swap
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments designated as cash flow hedges			5.4
Interest rate risk | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments designated as cash flow hedges	3.6	4.5	3.0
Commodity price risk | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments designated as cash flow hedges	€ (286.1)	€ 948.7	€ (19.8)